Equity Incentive Plans - Company's Equity Incentive Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Apr. 13, 2015	Jun. 30, 2015	Jun. 30, 2014
Equity Incentive Plans [Line Items]
Share based compensation		$ 1,407	$ 1,903
Total unrecognised compensation cost relating to restricted share awards		1,884
Total unrecognised compensation cost relating to non-vested share option		$ 704
Weighted average remaining term for non-vested restricted share awards		9 months 13 days
Weighted average remaining term for non-vested share option awards		4 years 9 months 13 days
Equity Incentive Plan 2015
Equity Incentive Plans [Line Items]
Grant date fair value	$ 3.55
Shares reserved for issuance	1,400,000
Employee Stock Option
Equity Incentive Plans [Line Items]
Option exercise price	$ 5.5
Fair value assumptions - Expected term	5 years
Fair value assumptions - Expected volatility rate	59.274%
Fair value assumptions - Risk free interest rate	1.30%